STOCKHOLDERS’ DEFICIT (Details Narrative)								3 Months Ended			12 Months Ended		14 Months Ended
	Sep. 02, 2022	Aug. 11, 2022	Aug. 09, 2022 USD ($) $ / shares shares	Aug. 24, 2021	Jul. 12, 2021	Apr. 09, 2021 $ / shares shares	Mar. 23, 2021	May 31, 2022 USD ($)	May 31, 2021 USD ($)	May 31, 2021 USD ($)	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($) $ / shares shares	Mar. 19, 2023 shares	Sep. 01, 2022 $ / shares	Aug. 30, 2022 USD ($) shares	Jul. 08, 2022 shares	Jun. 30, 2021 USD ($)	Feb. 29, 2020 USD ($)	Nov. 18, 2019 USD ($)
Class of Stock [Line Items]
Preferred stock, authorized maximum											20,000,000		20,000,000
Preferred stock, authorized | $ / shares											$ 0.001		$ 0.001
Preferred stock, authorized											15,545,650	15,545,650	15,545,650	15,545,650
Preferred stock, shares outstanding											0	0	0	0
Preferred stock, shares issued											0	0	0	0
Warrants exercise price increase | $ / shares			$ 0.01
Fair value of warrants | $											$ 21,929
Preferred Stock, Convertible, Shares Issuable											78		78
Description of common stock conversion basis				On August 24, 2021the Series F preferred warrant holder agreed to not exercise his warrant privileges on his remaining 329 warrant shares before September 1, 2023.	On July 12, 2021, the former director agreed to surrender his remaining 184 Series F preferred shares in exchange for a note payable from the Company of $4,000,160 bearing interest at 7% per annum with a 5 year term, maturing July 12, 2026.		Two Series F Preferred shareholders exchanged 83 Series F Preferred Shares for two promissory notes on March 23, 2021. The notes are non-interest bearing, have a one-year maturity and total $7,546,775. These notes were subsequently exchanged on June 2, 2021 for a total of 116,104.232 common shares.
Increase in shares authorization											7,225,000,000	7,225,000,000	7,225,000,000	7,225,000,000
Stock issued during period value issued for services | $												$ 3,244,740
Convertible notes payable | $												$ 3,500
Common stock, shares, issued											5,848,741,599	4,735,210,360	5,848,741,599	6,129,670,689
Principal amount | $											$ 31,254,346		$ 31,254,346	$ 32,427,346			$ 3,000,000
Net book value | $												$ 875
Stock based compensation, share												2,100,000
Stock based compensation, value | $												$ 109,200
Stock based payments for warrants | $											0	0
Stock based compensation for options and shares | $											240,550	1,678,550
Other stock based compensation | $											499,500	479,500
Warrant holder exchange			47,000,000														955,000,000
Bearing interest																	15.00%
Fair value warrants																	2,960,500
Debt discount | $											(0)		$ (0)				$ 39,500
Warrants exercise price decrease | $ / shares			$ 0.008
Warrants exercise price term			5 years
Relative fair value | $			$ 393,949
Share based compensation | $											1,979,500
Incentive compensation plan payable | $											499,500
Stock-based compensation | $											122,050
Options Held [Member]
Class of Stock [Line Items]
Stock-based compensation | $											4,275,000
Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Risk free interest rate | $ / shares																0.02
Measurement Input, Exercise Price [Member]
Class of Stock [Line Items]
Risk free interest rate | $ / shares			0.012													0.01
Dividend Yield [Member]
Class of Stock [Line Items]
Risk free interest rate			0.00													0.00
Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Risk free interest rate																340.9
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Risk free interest rate			2.98													3.39
Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Expected term (years)			5 years													4 years 6 months
Chief Executive Officer [Member] | Stock Option one [Member]
Class of Stock [Line Items]
Stock granted to employee						10,000,000
Stock granted to employee (in dollers per shares) | $ / shares						$ 0.15
Stock granted to employee (in dollers per shares) | $ / shares						$ 0.30
Chief Executive Officer [Member] | Stock Option Two [Member]
Class of Stock [Line Items]
Stock granted to employee						30,000,000
Stock granted to employee (in dollers per shares) | $ / shares						$ 0.25
Stock granted to employee (in dollers per shares) | $ / shares						$ 0.50
Convertible Debt [Member]
Class of Stock [Line Items]
Common stock, shares, issued												116,104,232
Principal amount | $																			$ 7,546,775
Net book value | $																			6,894,099
Fair value | $																			6,455,396
Gain on settlement of debt | $																			$ 438,703
Purchase Agreement [Member]
Class of Stock [Line Items]
Fair value of warrants | $											$ 5,415,000
Warrants exercise price term											3 years		3 years
Description of debt												the Company issued warrants to a lender to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033, in conjunction with debt disclosed in Note 11 (10), the Company issued warrants to a lender to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005,and in conjunction with debt disclosed in Note 11 (46), the Company issued warrants to a lender to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783
Minimum [Member]
Class of Stock [Line Items]
Increase in shares authorization															6,000,000,000			5,000,000,000
Minimum [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Risk free interest rate | $ / shares			0.01
Minimum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Risk free interest rate			88.2
Maximum [Member]
Class of Stock [Line Items]
Increase in shares authorization															7,225,000,000			6,000,000,000
Maximum [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Risk free interest rate | $ / shares			0.008
Maximum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Risk free interest rate			90.00
Incentives Compensation Plan [Member]
Class of Stock [Line Items]
Accrued value | $												$ 1,979,500
Description of plan	the Company as part of the afore-mentioned Incentive Stock Option Plan issued 100,000,000 shares to 64 employees. The shares were issued with an exercise price of $0.02, vest after 4 years with a 5 year term having a fair value of $1,020,000
Plan2021 [Member]
Class of Stock [Line Items]
Description of plan		the Company amended the 2021 Plan increasing the maximum number of shares applicable to the 2021 Plan from 5,000,000 to 100,000,000.
Investor [Member]
Class of Stock [Line Items]
Principal amount | $																				$ 109,000	$ 225,000
Warrant [Member]
Class of Stock [Line Items]
Preferred stock, shares issued											366	367	366
Warrant purchase											3,324,212	411,000,000
Shares cashless exercise												395,022,447
Stock based payments for warrants | $								$ 0	$ 0
Relative fair value | $														$ 947,447
Cashless exercise of stock												411,000,000
Warrant [Member] | Dividend Yield [Member]
Class of Stock [Line Items]
Risk free interest rate												0.00
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Expected term (years)												3 years
Warrant [Member] | Minimum [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Risk free interest rate | $ / shares												0.037
Warrant [Member] | Minimum [Member] | Measurement Input, Exercise Price [Member]
Class of Stock [Line Items]
Risk free interest rate | $ / shares												0.146
Warrant [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Risk free interest rate												411.0
Warrant [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Risk free interest rate												0.43
Warrant [Member] | Maximum [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Risk free interest rate | $ / shares												0.135
Warrant [Member] | Maximum [Member] | Measurement Input, Exercise Price [Member]
Class of Stock [Line Items]
Risk free interest rate | $ / shares												0.0071
Warrant [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Risk free interest rate												403.33
Warrant [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Risk free interest rate												0.27
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares shareholder cancelled												17,116,894
Warrant purchase											1,057,841,576	645,168,473
Proceeds from issuance of debt | $											$ 821,027	$ 13,108,624
Net proceeds | $											7,771,169	12,521,932
Issuance costs | $											$ 447,858	586,692
Stock issued during period value issued for services | $
Common stock, shares, issued											5,836,641,599	4,733,110,360	5,836,641,599	6,117,570,789
Common Stock [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Preferred stock, shares issued												316,345,998
Convertible notes payable | $												$ 825,000
Principal value | $												71,955
Accrued interest | $												$ 1,750
Common stock, shares, issued												31,042,436
Common Stock [Member] | Lender [Member]
Class of Stock [Line Items]
Stock issued during period shares shareholder cancelled												10,000,000
Stock issued during period value issued for services | $												$ 118,500
Common Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant purchase											17,500,000
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Stock issued during period value issued for services | $												$ 3,244,700
Share based compensation | $											$ 69,350
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized | $ / shares											$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized											4,350,000	4,350,000	4,350,000	4,350,000
Preferred stock, shares outstanding											3,350,000	3,350,000	3,350,000	3,350,000
Stock issued during period shares shareholder cancelled												1,000,000
Preferred stock, shares issued											3,350,000	3,350,000	3,350,000	3,350,000
Stock issued during period value issued for services | $
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized | $ / shares											$ 1.00	$ 1.00	$ 1.00	$ 1.00
Preferred stock, authorized											4,350	4,350	4,350	4,350
Preferred stock, shares outstanding											2,533	2,532	2,533	2,533
Preferred stock, shares issued											1	40
Preferred stock, shares issued											2,533	2,532	2,533	2,533
Description of unissued stock												19 shares of issuable Series F preferred stock having a value of $ 74,984 for $500,000, with the difference of $425,016 recorded as a dividend. On October 28, 2022 as part of a $4,000,000 loan facility (described in Note 12) the Company extended the maturity date of the 329 existing Series F Preferred Warrants currently held by the lender to October 31, 2033 from October 31, 2026.
Stock issued during period value issued for services | $												$ 40
Cashless exercise of stock												38
Series F Preferred Stock [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Preferred stock, shares issued												78
Series F Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Fair value of warrants | $									$ 33,015,214	$ 33,015,214
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized | $ / shares											$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized											100,000	100,000	100,000	100,000
Preferred stock, shares outstanding											0	0	0	0
Preferred stock redeemable | $													$ 1,000
Preferred stock, shares issued											0	0	0	0
Preferred Stock, Conversion Basis												On achievement of objectives 3,4,5 and 8 of the equity awards described below the CEO was granted 1500 Series G Preferred shares which were redeemed immediately for $1,500,000
Stock issued during period value issued for services | $
Preferred stock redeemed (in shares)											1,500
Preferred stock redeemed, value | $											$ 1,500,000
Series F Preferred Stock 1 [Member]
Class of Stock [Line Items]
Preferred stock, shares issued											38		38